Common Shares - Issued and Outstanding (Details) - Common shares - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common shares
Issued and outstanding, beginning of year	287.9	284.0
Shares issued	0.0	3.9
Issued and outstanding, end of year	287.9	287.9
Amount
Issued capital	CAD 3,094	CAD 3,077
Common shares issued	0	18
Issued and outstanding, before effect of amounts receivable under Employee Share Purchase Plan	3,095	3,095
Amounts receivable under Employee Share Purchase Plan	(1)	(1)
Issued capital	CAD 3,094	CAD 3,094